Document and Entity Information	Sep. 26, 2019
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2019
Entity Registrant Name	STERICYCLE INC
Entity Central Index Key	0000861878
Entity Emerging Growth Company	false
Entity File Number	1-37556
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-3640402
Entity Address Address Line1	2355 Waukegan Road
Entity Address City Or Town	Bannockburn
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60015
City Area Code	847
Local Phone Number	367-5910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	SRCL
Name of each exchange on which registered	NASDAQ
Former Address
Document And Entity Information [Line Items]
Entity Address Address Line1	28161 North Keith Drive
Entity Address City Or Town	Lake Forest
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60045